UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/18

Item 1. Schedule of Investments.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, July 31, 2018 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 99.0%
Alabama 1.5%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,430,272
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,540,360
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	18,800,505
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	21,319,200
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	5,600,000	5,687,808
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,000,000	5,080,950
Series B, 5.00%, 1/01/38	3,500,000	3,831,240
Series B, 5.00%, 1/01/43	8,000,000	8,732,720
Subordinate, Refunding, Series B, 5.00%, 1/01/43.	10,000,000	11,342,000
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30.	5,250,000	5,528,303
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37.	5,000,000	5,259,050
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital
Project, Series A, 5.00%, 11/01/40	8,425,000	8,809,685
[a] East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put, Series B,
Pre-Refunded, 5.50%, 9/01/18	18,500,000	18,562,160
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	11,685,240
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,443,560
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,508,738
		167,561,791
Alaska 0.9%
Alaska Municipal Bond Bank GO,
Refunding, Series Three, 5.25%, 10/01/36	16,045,000	18,137,750
Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,289,289
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services,
Series A, 5.00%, 10/01/40	10,000,000	10,670,700
Alaska State International Airports System Revenue, Refunding, Series C, 5.00%, 10/01/33.	12,565,000	13,312,366
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,826,400
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	31,431,300
		97,667,805
Arizona 2.8%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,245,870
Arizona Board of Regents University of Arizona System Revenue, Speed, Stimulus Plan for Economic
and Educational Development, 5.00%, 8/01/44	10,000,000	11,072,900
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,839,065
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	14,971,248
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,398,900
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,183,350
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,401,360
Arizona State Lottery Revenue, Department of Administration, Series A, AGMC Insured, 5.00%,
7/01/27	15,000,000	15,669,000
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	17,021,170
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	16,662,450
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc.
Project, Refunding, Series A, 5.00%, 1/01/36.	5,000,000	5,553,300

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Maricopa County IDAR, Banner Health, Series A, 4.00%, 1/01/41	$10,000,000	$10,324,800
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,257,900
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,533,330
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	25,000,000	25,852,500
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	24,000,000	25,498,800
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	7,617,300
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,432,450
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	12,758,939
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/32	21,095,000	21,768,352
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/34	10,000,000	10,319,200
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39.	20,000,000	20,054,000
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,437,150
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	10,969,000
		312,842,334
Arkansas 0.4%
Bentonville School District No. 6 GO, Benton County, Construction and Refunding, Series B, 4.00%,
6/01/47	27,935,000	28,902,668
University of Arkansas Revenue,
Various Facilities, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,457,840
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,394,066
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,219,810
		49,974,384
California 11.2%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	24,602,400
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	9,769,203
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,316,650
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,534,560
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	30,000,495
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	29,607,165
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,899,381
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,060
Various Purpose, 5.90%, 4/01/23.	1,200,000	1,209,276
Various Purpose, 5.00%, 10/01/29.	15,000,000	15,604,950
Various Purpose, 6.00%, 4/01/38.	64,630,000	66,502,977
Various Purpose, 6.00%, 11/01/39.	25,000,000	26,358,750
Various Purpose, 5.25%, 11/01/40.	50,000,000	53,850,000
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	30,869,400
Various Purpose, FGIC Insured, 6.00%, 5/01/20	850,000	859,801
Various Purpose, Pre-Refunded, 6.00%, 4/01/38	35,370,000	36,490,875
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	31,774,500
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	12,830,400
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,458,750

|2

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, Pre-Refunded, 6.125%, 4/01/28	$2,740,000	$2,829,105
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.00%, 4/01/27	3,980,000	4,106,126
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.125%, 4/01/29	5,000,000	5,162,600
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	19,844,460
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,711,647
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,389,420
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,159,640
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, Pre-Refunded, 5.25%,
10/01/24	5,000,000	5,224,350
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	31,035,146
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29 .	14,830,000	15,559,933
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/34.	25,000,000	25,996,000
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%,
8/01/29	3,250,000	4,234,847
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.80%,
8/01/39	8,500,000	11,171,805
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.,
8/01/39	7,500,000	3,134,475
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-
Refunded, 5.25%, 8/01/35	23,800,000	24,718,680
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	13,922,548
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	18,022,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,340,000
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,160,400
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,328,850
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35.	10,500,000	3,181,395
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40.	10,000,000	2,001,000
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41.	13,590,000	2,500,832
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%,
8/01/39	30,000,000	32,242,200
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	26,920,570
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	52,816,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,734,200
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	38,990,975
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/34 .	5,000,000	5,193,000
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,687,125
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31.	2,055,000	1,315,755
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32.	7,830,000	4,784,678
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33.	7,660,000	4,459,422
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/29.	5,585,000	5,786,842
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	9,588,600

|3

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.75%, 8/01/29	$13,315,000	$13,836,549
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%,
8/01/34	15,000,000	15,605,250
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31 .	10,000,000	10,248,600
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,433,840
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	55,117,000
San Jose USD Santa Clara County GO, Election of 2012, Series E, 4.00%, 8/01/42	10,600,000	11,089,402
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70%
thereafter, 9/01/41	20,000,000	17,221,000
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter,
9/01/33	6,065,000	4,962,322
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42.	50,000,000	44,555,500
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/35	10,000,000	5,344,700
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/36	18,865,000	9,598,323
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/37	10,000,000	4,845,900
Santa Clara County GO, Election of 2008, Series A, Pre-Refunded, 5.00%, 8/01/34	25,000,000	25,916,000
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn.,
8/01/39	50,075,000	13,657,455
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,088,530
West Contra Costa USD,
GO, Contra Costa County Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000	7,129,800
GO, Contra Costa County Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	14,158,758
GO, Contra Costa County Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	12,937,000
GO, Contra Costa County Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	6,629,316
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A,
zero cpn., 8/01/34	20,000,000	7,608,600
		1,254,798,564
Colorado 1.7%
Colorado Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,567,500
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,328,018
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	19,000,000	20,430,320
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%,
11/15/41	30,505,000	33,994,467
Hospital, Health Facility Authority, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	20,000,000	20,463,600
Colorado State Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Series A, 5.00%, 11/15/48	12,000,000	13,533,120
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000	10,104,300
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,270,018
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,565,452
Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,564,554

|4

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement,
Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	$6,000,000	$6,366,480
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	27,587,400
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,094,800
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32.	3,500,000	3,612,035
		191,482,064
Delaware 0.0%†
Kent County Student Housing and Dining Facility Revenue,
CHF-Dover LLC, Delaware State University Project, Series A, 5.00%, 7/01/40	1,100,000	1,188,242
CHF-Dover LLC, Delaware State University Project, Series A, 5.00%, 7/01/48	1,485,000	1,594,459
CHF-Dover LLC, Delaware State University Project, Series A, 5.00%, 7/01/53	1,100,000	1,176,637
		3,959,338
District of Columbia 2.6%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	12,120,000	12,158,663
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,027,650
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,989,302
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Refunding, 5.00%,
7/15/40	6,830,000	7,544,008
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,562,300
Series A, 5.25%, 12/01/34	11,000,000	11,495,000
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,875,850
The Catholic University America, Refunding, Series B, 5.00%, 10/01/42.	20,660,000	23,036,313
The Catholic University America, Refunding, Series B, 5.00%, 10/01/47.	24,985,000	27,755,337
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,012,450
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn., 4/01/32 .	15,370,000	16,316,946
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/35	10,905,000	11,505,647
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/40	16,960,000	17,894,157
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,163,695
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	25,880,000	29,289,949
District of Columbia University Revenue, Georgetown University Issue, Series D, Pre-Refunded, 5.50%,
4/01/36	5,000,000	5,033,500
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-
Refunded, 6.00%, 10/01/35	8,000,000	8,062,080
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,035,500
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,316,000
Refunding, Series C, 5.25%, 10/01/27	10,745,000	10,814,413
Series A, 5.00%, 10/01/39	5,000,000	5,307,200
Series C, 5.00%, 10/01/26	10,235,000	10,296,922
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital
Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured
Guaranty, 6.50%, 10/01/41	25,000,000	31,478,750
		294,971,632

|5

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida 5.0%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	$6,500,000	$6,740,435
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.65%, 11/01/22	365,000	370,720
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.70%, 11/01/29	225,000	225,670
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34.	8,800,000	8,857,552
Cape Coral Water and Sewer Revenue,
Refunding, 5.00%, 10/01/39	10,000,000	11,343,000
Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/42	21,510,000	23,631,101
Central Expressway Authority Revenue, senior lien, Refunding, BAM Insured, 5.00%, 7/01/38	6,750,000	7,736,377
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%,
6/01/20	20,000,000	21,169,200
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,340,550
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, SPA FHLMC, 5.75%,
9/01/29	1,890,000	1,919,314
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,537,350
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	17,500,000	20,716,150
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	4,750,000	5,220,250
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	7,150,000	8,306,727
Greater Orlando Aviation Authority Airport Facilities Revenue, Priority Subordinated, Series A, 5.00%,
10/01/47	20,000,000	22,400,200
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,031,550
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	10,999,300
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28 .	520,000	574,304
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,032,450
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,101,188
Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,143,520
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series
A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,427,280
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,304,490
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	20,000,000	20,857,400
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 10/01/33	8,625,000	8,678,475
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 10/01/38	5,640,000	5,674,968
Miami International Airport, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	1,240,000	1,246,969
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40	15,000,000	17,001,750
Miami International Airport, Series A, AGMC Insured, Pre-Refunded, 5.25%, 10/01/38	6,120,000	6,157,944
Miami International Airport, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	2,375,000	2,389,725
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,942,000
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,970,552
Series A, 5.00%, 7/01/40	30,265,000	31,820,924
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,050,800
Master Lease Purchase Agreement, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	10,193,600

|6

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	$5,000,000	$5,491,250
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,936,500
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,547,765
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 5.00%, 7/01/35	7,000,000	7,882,070
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	21,816,000
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	6,638,520
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/32	27,000,000	27,287,550
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000	15,193,360
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	15,594,750
Orlando-Orange County Expressway Authority Revenue,
Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,307,400
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	15,922,200
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/28	10,000,000	10,069,500
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	16,626,390
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,836
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	2,755,000	2,763,926
Refunding, Assured Guaranty, 5.25%, 9/01/35	245,000	245,784
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39.	5,735,000	5,874,303
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Refunding,
5.00%, 8/15/42.	15,000,000	16,940,700
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	905,657
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,147,262
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	10,000,000	11,278,600
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,676,500
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32.	8,575,000	9,312,879
		557,184,487
Georgia 3.9%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured,
5.75%, 6/15/41.	5,550,000	5,920,352
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%,
1/01/38	14,500,000	14,749,690
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000	16,500,150
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,611,521
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,410,550
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24.	6,385,000	6,853,467
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25.	6,955,000	7,495,612
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26.	5,000,000	5,381,000
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27.	5,000,000	5,398,550
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000	33,717,000
Refunding, Series A, 5.00%, 11/01/40	4,655,000	5,365,213
Refunding, Series A, 5.00%, 11/01/41	5,345,000	6,155,836
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000	10,994,112
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000	8,286,263

|7

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Atlanta Water and Wastewater Revenue, (continued)
Series A, Pre-Refunded, 6.25%, 11/01/34	$20,000,000	$21,166,400
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000	20,350,125
Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000	15,776,103
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project, Refunding, Series
D, 4.125%, 11/01/45	18,000,000	17,955,180
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18.	15,000	15,000
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A,
5.00%, 7/01/46.	10,835,000	11,902,573
Cobb County Kennestone Hospital Authority Revenue, Revenue Anticipation Certificates, Wellstar
Health System, Refunding, Series A, 5.00%, 4/01/47	5,000,000	5,509,000
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
9/01/37	6,450,000	6,472,188
DeKalb Newton and Gwinnett County Joint Development Authority Revenue, GGC Foundation LLC
Project, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,400,200
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39.	11,420,000	12,487,085
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health
System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000	5,509,000
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A,
5.00%, 7/01/46.	11,005,000	12,089,323
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	13,040,000	14,381,294
Georgia State GO, Series A-2, 4.00%, 2/01/36	30,000,000	31,819,200
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation II, Pre-Refunded, Series A, 5.50%, 6/15/34.	2,200,000	2,275,108
USG Real Estate Foundation II, Series A, 5.50%, 6/15/34	7,800,000	8,047,026
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,884,445
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,187,524
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
6/15/38	2,405,000	2,552,667
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,379,820
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia
Health System Project, 5.00%, 8/01/47	2,250,000	2,455,920
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,953,850
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/41	7,500,000	7,964,175
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
Pre-Refunded, 6.50%, 8/01/38	10,000,000	10,000,000
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	10,835,600
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,091,200
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	21,810,600
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%,
6/15/41	10,000,000	10,682,600
		431,792,522

|8

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Hawaii 0.4%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc.
and Subsidiary Projects, 6.50%, 7/01/39	$7,500,000	$7,797,000
Honolulu City and County Wastewater System Revenue,
First Bond Resolution, Senior Series A, 5.00%, 7/01/47	25,000,000	28,676,000
First Bond Resolution, Senior Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000	10,913,200
		47,386,200
Idaho 0.3%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group, Refunding, Series
A, 5.00%, 12/01/47	7,335,000	8,297,645
Idaho State Health Facilities Authority Revenue,
[b] St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/37	3,500,000	3,916,710
[b] St. Luke’s Health System Project, Series A, 5.00%, 3/01/36	4,200,000	4,715,172
St. Luke’s Health System Project, Series A, 6.75%, 11/01/37	12,500,000	12,658,625
		29,588,152
Illinois 3.9%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000	8,097,990
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	10,165,000
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	20,184,820
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	20,173,457
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	11,406,400
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	20,021,940
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	910,123
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39.	4,160,000	4,546,381
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	41,191,147
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,671,700
Illinois State Finance Authority Revenue,
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	16,840,640
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	21,641,400
Mercy Health System Corp., Refunding, 5.00%, 12/01/46	30,000,000	32,459,400
Northwest Community Hospital, Refunding, Series A, 5.00%, 7/01/36	7,490,000	8,173,987
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	3,102,284
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,181,884
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%,
11/01/28	2,500,000	2,527,300
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%,
11/01/35	3,000,000	3,029,070
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	10,146,000
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000	8,995,975
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,222,200
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,492,925
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,226,800
AGMC Insured, 5.00%, 9/01/29	9,965,000	9,988,218
Assured Guaranty, 5.25%, 4/01/34.	10,000,000	10,053,500
Refunding, AGMC Insured, 5.00%, 1/01/23.	10,000,000	10,308,300
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	10,658,078

|9

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	$1,080,000	$1,088,100
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	2,540,000	2,558,847
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, 5.65%,
6/15/22	24,500,000	27,128,360
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%,
6/15/22	2,855,000	3,243,366
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%,
6/15/22	2,645,000	2,999,509
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	10,995,000	13,321,652
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	14,530,000	16,202,112
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
AMBAC Insured, 7.20%, 11/01/20	470,000	501,683
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,071,607
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	5,627,314
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding,
AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,136,070
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,108,445
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,275,250
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	7,194,180
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000	3,608,892
		436,482,306
Indiana 2.2%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%,
2/01/29	9,000,000	9,180,360
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	5,000,000	5,488,550
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,489,650
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,441,625
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,547,000
Indiana Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,856,500
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,454,000
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	13,116,120
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,615,000	23,092,855
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding,
Series B, 6.00%, 8/01/39	10,000,000	10,438,700
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
Pre-Refunded, 6.75%, 3/01/39	9,750,000	10,049,813
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42.	5,860,000	6,040,429
Power Supply System, Refunding, Series A, 5.00%, 1/01/42.	21,290,000	23,981,695
Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39	4,000,000	4,077,120

|10

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank Revenue,
Pilot Infrastructure Project, Refunding, Series C, 5.00%, 1/01/40	$23,225,000	$26,316,480
Pilot Infrastructure Project, Series F, AGMC Insured, Pre-Refunded, 5.00%, 1/01/35	10,000,000	10,473,300
Waterworks Project, Refunding, Series A, Assured Guaranty, 5.50%, 1/01/38	7,030,000	7,144,308
Waterworks Project, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/38	1,620,000	1,647,896
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	16,914,300
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000	6,669,840
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, Pre-Refunded,
5.75%, 10/01/28.	2,000,000	2,096,700
		246,517,241
Iowa 0.2%
Iowa State Finance Authority Revenue, Green Bond, Refunding, 5.00%, 8/01/42	16,000,000	18,520,640
Kansas 0.8%
Butler County USD No. 490 GO, School Building, El Dorado, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,327,700
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,110,000	6,434,563
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	140,000	147,069
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System,
Refunding, Series A, 5.00%, 3/01/47	23,115,000	25,828,701
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,325,890
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,132,100
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,572,200
Improvement, Series C, 5.00%, 9/01/46	16,565,000	18,398,745
Improvement, Series A, BHAC Insured, Pre-Refunded, 5.25%, 9/01/34	5,000,000	5,112,050
		86,279,018
Kentucky 0.6%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 5.75%, 2/01/26	12,500,000	12,536,750
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,558,043
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	7,750,000	8,521,745
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	10,992,500
Kentucky State Property and Buildings Commission Revenue, Project No. 90, Pre-Refunded, 5.50%,
11/01/28	15,000,000	15,154,650
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,175,910
		62,939,598
Louisiana 2.2%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,116,160
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,657,200
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%,
10/01/25	5,500,000	5,885,110
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%,
10/01/35	6,000,000	6,483,600
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%,
10/01/41	15,000,000	16,209,000

|11

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44.	$5,820,000	$6,415,153
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,159,200
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/26	2,750,000	2,859,285
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A,
AGMC Insured, 5.00%, 10/01/40	8,545,000	8,995,663
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	35,000,000	38,315,550
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%,
7/01/39	10,000,000	10,468,000
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	4,765,000	4,776,770
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,511,900
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	22,139,600
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,164,500
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	11,698,100
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%,
5/01/45	13,690,000	14,491,002
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Properties LLC,
Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/51.	26,145,000	28,457,525
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%,
1/01/48	4,000,000	4,403,280
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	10,000,000	11,037,300
		241,243,898
Maine 0.5%
Maine Health and Higher Educational Facilities Authority Revenue, MaineHealth Issue, Refunding,
Series A, 5.00%, 7/01/43.	3,000,000	3,366,120
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	14,405,000	14,790,766
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,592,550
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,894,600
Maine State Turnpike Authority Revenue, 5.00%, 7/01/47	15,500,000	17,754,475
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,130,920
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,224,820
		60,754,251
Maryland 0.8%
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,591,550
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,161,700
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%,
7/01/39	10,000,000	11,195,900
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%,
7/01/44	10,000,000	11,165,000
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/39	9,430,000	10,534,442
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/44	5,500,000	6,144,160
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,131,100

|12

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	$12,500,000	$13,931,875
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,140,400
LifeBridge Health Issue, Refunding, 4.00%, 7/01/42	3,000,000	3,072,330
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,374,275
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	120,000	137,046
		89,579,778
Massachusetts 2.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%,
7/01/28	10,000,000	12,134,000
Massachusetts Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	20,595,833
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	11,427,719
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	16,663,650
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	10,993,100
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior,
Refunding, Series B, 5.00%, 1/01/37.	31,000,000	32,232,250
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28.	6,415,000	6,630,544
Issue K, Refunding, 5.25%, 7/01/29	6,940,000	7,401,371
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000	20,612,800
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000	13,982,956
Series A, 5.00%, 1/01/41	15,000,000	17,245,050
Series A, 5.00%, 1/01/46	10,000,000	11,426,600
Series A, 5.00%, 1/01/47	20,000,000	22,835,800
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000	491,495
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	801,923
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	21,185,200
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	6,871,868
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,789,293
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40	7,000,000	7,335,020
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,233,228
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Subordinate, Refunding,
Series A, 4.00%, 2/15/43.	10,750,000	11,120,660
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/35	10,000,000	10,271,800
Massachusetts State Water Pollution Abatement Trust Revenue,
MWRA Program, Series A, 5.00%, 8/01/32.	225,000	225,641
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000	451,638
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	22,480,600
		296,440,039
Michigan 2.9%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,356,091
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,626,570
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000	10,026
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,049,880
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,783,000

|13

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	$5,000,000	$5,245,300
senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,027
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	15,902,100
Michigan Finance Authority Revenue,
Hospital, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	22,959,747
Hospital, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/37	6,500,000	7,420,140
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	32,257,726
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	10,000,000	11,178,900
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	153,986
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,269,600
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,148,600
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,190,900
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	757,740
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,067,622
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,255,000	24,669,761
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	855,355
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	440,000	444,246
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,415,652
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44.	20,655,000	23,056,557
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	12,996,625
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,194,250
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,560,000	14,707,201
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	1,000,000	1,033,590
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,029,890
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20.	7,000,000	7,465,850
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB,
AMBAC Insured, 7.00%, 5/01/21	250,000	282,023
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior,
Series A, 6.00%, 6/01/34.	40,000,000	40,240,000
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39.	20,000,000	20,111,800
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	10,467,500
		323,358,255
Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	11,167,970
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000	6,347,688
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	5,000,000	5,540,600
		23,056,258

|14

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Mississippi 1.0%
Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center,
Refunding, Series A, 5.00%, 6/01/47	$25,000,000	$27,866,500
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%,
4/01/22	27,930,000	27,992,563
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	11,324,400
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,111,450
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	6,852,793
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,500,000	36,885,675
		115,033,381
Missouri 0.7%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Appropriation Revenue, Metrolink Cross County Extension Project, Refunding, Assured Guaranty,
5.00%, 10/01/39.	6,000,000	6,209,400
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,438,250
SSM Health, Series A, 5.00%, 6/01/48	7,500,000	8,329,650
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	30,000,000	30,357,900
		72,335,200
Montana 0.0%†
Montana State Facility Finance Authority Revenue, Benefits Health System Obligated Group,
Refunding, 5.00%, 2/15/41	2,650,000	2,924,646
Nebraska 1.0%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated
Group, 5.00%, 11/15/47	10,000,000	11,101,700
Lancaster County Correctional Facility Joint Public Agency GO, Building, Pre-Refunded, 5.00%,
12/01/28	5,000,000	5,060,900
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured,
ETM, 6.70%, 6/01/22	1,195,000	1,321,766
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 4/01/39	5,000,000	5,131,450
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%,
6/01/36	9,000,000	9,260,370
Omaha Public Power District Electric System Revenue, Series C, Pre-Refunded, 5.00%, 2/01/39	23,305,000	25,171,497
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,051,000
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,344,500
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	8,181,017
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,702,522
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37.	5,000,000	5,445,850
Lincoln Student Fees and Facilities, 5.00%, 7/01/42.	7,500,000	8,153,325
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000	5,080,950
		112,006,847

|15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Nevada 0.3%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A,
5.00%, 9/01/47.	$2,775,000	$3,033,075
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	20,976,000
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,241,850
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,614,559
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,696,705
		34,562,189
New Hampshire 0.4%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,077,520
New Hampshire Health and Education Facilities Authority Revenue,
Concord Hospital Trust, 5.00%, 10/01/47	6,000,000	6,620,880
Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000	4,331,080
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,531,039
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	12,006,112
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,266,300
		45,832,931
New Jersey 2.4%
Bayonne GO, Hudson County, General Improvement, Pre-Refunded, 5.75%, 7/01/35.	9,000,000	9,344,070
New Jersey EDA Revenue,
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,010,040
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	28,024,360
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,558,040
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	10,000,000	10,064,600
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/25.	20,305,000	20,963,491
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/26.	8,000,000	8,259,440
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/27.	4,000,000	4,129,720
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/28.	2,000,000	2,064,860
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement
Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	15,148,980
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	15,929,550
Transportation System, Series A, 6.00%, 12/15/38	49,125,000	49,785,731
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	9,726,254
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38.	25,875,000	26,322,120
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,431,700
New Jersey State Turnpike Authority Revenue,
Turnpike, Series E, 5.00%, 1/01/45	11,475,000	12,727,037
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40	13,925,000	14,150,446
		264,640,439
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council Hospital System Revenue,
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/44	10,000,000	11,074,200
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	16,801,350
		27,875,550

|16

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York 11.6%
Hudson Yards Infrastructure Corp. Revenue,
Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	$15,745,000	$16,722,292
Senior, Fiscal 2012, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/47.	730,000	789,926
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46.	13,000,000	14,565,720
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	12,925,625
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,289,320
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,192,880
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,144,660
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	15,000,000	15,675,750
MTA Revenue,
Transportation, Series A, 5.00%, 11/15/38	11,800,000	12,904,952
Transportation, Series C, 6.50%, 11/15/28	2,805,000	2,844,775
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,195,000	12,379,755
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/34	10,000,000	10,762,400
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/36	9,500,000	10,494,365
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	15,000,000	16,227,300
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,715,550
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	32,781,000
Transportation, Refunding, Series D, 4.00%, 11/15/42	25,000,000	25,568,750
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,637
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	25,464,712
Series E, Subseries E-1, 6.25%, 10/15/28	480,000	484,843
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28.	9,520,000	9,615,866
Series E-1, 5.00%, 3/01/40	14,570,000	16,770,798
Series F, 5.25%, 1/15/23.	5,000	5,017
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40.	64,970,000	66,967,827
Second General Resolution, Fiscal 2009, Refunding, Series FF, Subseries FF-2, 5.50%, 6/15/40	15,000,000	15,501,450
Second General Resolution, Fiscal 2011, Series GG, Pre-Refunded, 5.00%, 6/15/43	25,000,000	27,315,250
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/34	10,000,000	10,911,400
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/44	21,550,000	23,514,067
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,158,084
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46.	15,000,000	16,513,500
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,206,500
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	16,809,750
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	36,660,650
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	100,000,000	113,635,000
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	20,067,000
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	10,335,771
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	13,114,544
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40	35,000,000	37,724,050
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000	33,009,426
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	16,021,200
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	16,840,650
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	11,283,800
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,397,400
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,359,400
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 5.00%, 8/01/41	57,915,000	66,106,498

|17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp. Liberty Revenue,
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%,
1/15/46	$25,000,000	$26,398,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	7,019,025
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	31,849,629
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	40,000,000	49,265,600
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	27,428,500
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,783,000
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	23,215,000	23,657,710
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series C, 5.00%, 3/15/42	33,280,000	38,354,202
Series A, 5.00%, 3/15/44	10,105,000	11,514,344
State Supported Debt, Series A, 5.00%, 3/15/45	25,000,000	28,744,500
New York State Dormitory Authority State Personal Income Tax Revenue,
Bidding Group 3 Bonds, Refunding, Series B, 5.00%, 2/15/42	11,035,000	12,573,610
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,591,800
Group C, Series B, 5.00%, 2/15/40	20,000,000	22,307,600
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%,
11/01/20	30,000	30,088
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien,
Series A, 5.25%, 1/01/56.	10,000,000	11,258,900
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	10,761,700
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%,
3/15/36	5,000,000	5,113,700
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred
Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,416,600
Triborough Bridge and Tunnel Authority Revenue,
General, Series A-2, 5.25%, 11/15/34	4,620,000	4,672,252
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	2,880,000	2,913,408
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	16,489,200
MTA Bridges and Tunnels, Series A, 5.00%, 11/15/44	25,000,000	28,890,500
		1,296,994,228
North Carolina 2.1%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,344,370
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	4,577,490
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,419,938
Series B, ETM, 6.25%, 1/01/23	39,030,000	45,967,582
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000	21,170,200
Series A, Pre-Refunded, 5.00%, 5/01/24	5,500,000	5,646,135
Series A, Pre-Refunded, 5.00%, 5/01/25	5,750,000	5,902,777
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	21,170,200
Series A, Pre-Refunded, 5.00%, 5/01/27	4,500,000	4,619,565
Series A, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,362,923

|18

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39	$10,000,000	$10,496,100
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn.,
1/01/33	25,000,000	14,675,750
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn.,
1/01/34	15,000,000	8,396,550
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn.,
1/01/35	15,215,000	8,110,204
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
1/01/29	6,750,000	6,864,817
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%,
1/01/39	10,380,000	10,567,255
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	17,134,867
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	25,598,905
		230,025,628
Ohio 3.2%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	10,995,800
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	22,069,400
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,485,150
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,738,575
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%,
6/01/45	6,750,000	7,277,108
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%,
6/01/37	15,000,000	15,711,900
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34.	10,000,000	10,025,100
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	8,229,225
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,301,515
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters
Project, 5.00%, 7/01/37	6,000,000	7,118,400
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,134,900
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	11,260,000
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%,
6/01/42	22,500,000	24,430,275
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,418,160
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,126,828
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,382,105
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	15,830,000	16,654,901
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	10,461,600
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,366,350
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health
System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	15,764,100
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000	6,822,465
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,444,010
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35.	35,000,000	34,109,950
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43	20,000,000	22,956,000

|19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	$10,000,000	$11,087,300
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,051,600
		358,422,717
Oklahoma 0.2%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000	4,561,120
5.00%, 7/01/47	4,500,000	5,112,540
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	185,000	200,449
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village
Student Housing Project, Series A, 5.00%, 8/01/47	8,000,000	7,884,320
Oklahoma Municipal Power Authority Revenue, Power Supply System, Refunding, Series A, 5.00%,
1/01/47	3,100,000	3,456,934
Oklahoma State Turnpike Authority Revenue, Second, Series C, 5.00%, 1/01/47	5,500,000	6,238,100
		27,453,463
Oregon 0.5%
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC
Insured, 5.00%, 8/15/40	4,935,000	5,158,358
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,191,150
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,062,877
University of Oregon General Revenue, Series A, 5.00%, 4/01/48	14,500,000	16,667,315
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, zero cpn., 6/15/41	5,725,000	2,271,165
Series A, zero cpn., 6/15/42	5,900,000	2,239,168
Series A, zero cpn., 6/15/43	5,500,000	1,996,555
Washington Multnomah and Yamhill Counties School District No. 1J GO,
5.00%, 6/15/36	4,000,000	4,625,560
5.00%, 6/15/37	4,000,000	4,615,440
		54,827,588
Pennsylvania 3.4%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,586,750
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	5,500,000	6,068,205
AGMC Insured, Pre-Refunded, 5.00%, 12/01/37	10,520,000	11,606,821
AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	5,110,000	5,637,914
Centennial School District Bucks County GO, Series B, AGMC Insured, Pre-Refunded, 5.25%,
12/15/37	13,655,000	13,853,407
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,087,218
Series B, 5.00%, 6/01/42	5,400,000	5,810,130
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,647,600
Sewer, 5.00%, 11/01/46	10,315,000	11,603,240
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	15,649,650
Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000	5,549,100
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000	2,999,454
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	4,964,294
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,545,487
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,234,180
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,232,840

|20

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.375%, 8/15/28	$5,000,000	$5,007,000
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	360,000	368,716
Pennsylvania State Economic Development Financing Authority Revenue,
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	21,222,600
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	12,854,250
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	23,881,227
Pennsylvania State Turnpike Commission Turnpike Revenue,
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,122,400
Subordinate, Motor License Fund-Enhanced, Series A, Subseries A-1, Pre-Refunded, 5.00%,
12/01/38	20,000,000	20,907,400
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,690,000	8,941,402
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	20,710,400
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000	1,347,898
Philadelphia GO,
Refunding, Series A, AGMC Insured, 5.00%, 8/01/24	9,805,000	10,129,545
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	1,195,000	1,236,490
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.375%, 4/01/29.	4,500,000	4,647,915
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,149,133
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,527,548
Series E, Pre-Refunded, 6.00%, 9/01/38	25,000,000	25,094,986
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	15,000,000	16,683,000
Series A, Pre-Refunded, 5.25%, 1/01/25	1,000,000	1,016,190
Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,075,850
Series A, Pre-Refunded, 5.00%, 1/01/27	1,750,000	1,776,548
Series A, Pre-Refunded, 5.25%, 1/01/32	5,000,000	5,080,950
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,378,140
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	18,939,780
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	15,998,250
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The
School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	11,213,500
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured,
5.00%, 8/15/42.	17,205,000	19,119,228
		384,506,636
Rhode Island 0.8%
Rhode Island Convention Center Authority Revenue, Series A, Assured Guaranty, Pre-Refunded,
5.50%, 5/15/27.	17,300,000	17,850,832
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation
Group, Refunding, 5.00%, 5/15/39	5,500,000	5,944,785
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	120,000	120,383
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	215,000	215,688
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,616
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown
University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,308,700

|21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/15/30	$7,535,000	$8,053,559
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/15/35	4,500,000	4,809,690
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/15/40	10,270,000	10,976,781
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	17,303,590
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,553,502
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,000,000	10,939,100
		94,207,226
South Carolina 0.9%
Greenwood County Hospital Revenue,
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000	8,581,563
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/39	1,445,000	1,451,546
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000	220,128
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000	8,511,369
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,513,350
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%,
2/01/29	4,000,000	4,077,920
MCLEOD Health Projects, Refunding and Improvement, 5.00%, 11/01/48	20,000,000	22,511,200
Palmetto Health, Improvement, Pre-Refunded, 5.75%, 8/01/39	3,000,000	3,124,800
South Carolina State Public Service Authority Revenue,
Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000	21,245,400
Series A, Pre-Refunded, 5.50%, 1/01/38	7,500,000	7,629,150
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000	6,094,620
Spartanburg Water System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	6,000,000	6,176,100
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC
Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,180,420
		98,317,566
South Dakota 0.6%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,531,680
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,208,204
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000	10,142,200
Regional Health, 4.00%, 9/01/37	10,920,000	11,094,501
Regional Health, 5.00%, 9/01/40	10,000,000	11,166,200
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38.	3,475,000	3,908,402
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46.	6,005,000	6,546,411
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,595,000
		61,192,598
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%,
7/01/28	8,500,000	8,850,115
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded,
5.125%, 7/01/25	115,000	115,336

|22

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Tennessee (continued)
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42	$35,000,000	$38,052,000
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,000,000	6,886,800
Subordinate, Refunding, Series B, 5.00%, 7/01/42.	21,645,000	24,917,074
Subordinate, Refunding, Series B, 5.00%, 7/01/46.	15,925,000	18,278,715
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program,
Series A, 5.00%, 11/01/47	15,000,000	17,327,700
		114,427,740
Texas 14.1%
Aldine ISD, GO, Harris County, School Building, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/45 .	15,000,000	17,038,650
Allen ISD, GO, Collin County, School Building, Series A, Pre-Refunded, 5.00%, 2/15/39	11,575,000	11,797,935
Arlington Special Tax Revenue, Tarrant County, senior lien, Series A, AGMC Insured, 4.00%, 2/15/44	20,000,000	20,640,600
Austin Community College District Public Facility Corp. Lease Revenue, Hays New Campus Project,
Travis Williamson Hays Bastrop Lee and Caldwell Counties, 5.00%, 8/01/36	5,700,000	6,243,438
Austin Electric Utility System Revenue, Travis Williamson and Hays Counties, Refunding, Series A,
5.00%, 11/15/45.	10,000,000	11,223,300
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding,
Series A, 5.00%, 11/15/38	20,000,000	22,136,800
Bexar County GO, Flood Control Tax, Refunding, 5.00%, 6/15/43	13,000,000	14,712,620
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	15,347,780
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	13,685,972
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,261,098
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,440,900
Comal ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	15,000,000	16,968,600
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,612,240
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,693,910
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,653,056
Crowley ISD GO, School Building, PSF Guarantee, 5.00%, 2/01/47	16,000,000	17,928,960
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,278,900
Refunding, Series A, 5.00%, 12/01/48	12,200,000	13,743,178
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	19,634,002
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	4,831,140
Refunding, 5.00%, 10/01/35	5,485,000	5,838,837
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	26,571,000
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,265,400
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,541,579
Forney ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	16,859,700
GO, School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,003,360
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/41	10,000,000	11,349,900
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/46	20,000,000	22,623,800
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, Pre-Refunded, 5.00%, 2/15/38	6,045,000	6,805,280

|23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	$10,000,000	$9,393,000
Tela Supported, Subordinate Tier, Series A, 5.00%, 10/01/48	7,720,000	8,804,892
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	33,114,000
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	16,456,200
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	13,764,195
Harris County MTA Revenue, Sales and Use Tax, Contractual Obligations, Series B, Pre-Refunded,
5.00%, 11/01/33.	10,000,000	10,423,000
Harris County Toll Road Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/43.	8,000,000	9,161,200
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000	7,316,561
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,663,350
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,554,100
Houston Airport System Revenue,
Refunding, second lien, Series A, 5.50%, 7/01/34	5,000,000	5,010,600
Refunding, second lien, Series A, 5.50%, 7/01/39	30,850,000	30,915,402
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	10,846,200
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,110,300
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	10,222,000
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,670,725
Pre-Refunded, 5.25%, 3/01/40	16,535,000	17,454,346
Refunding, 4.00%, 3/01/41	9,690,000	9,899,692
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	15,749,703
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/43	10,000,000	11,366,600
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	10,992,700
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,124,000
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,128,200
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	13,392,381
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series
A-1, 5.00%, 4/01/46	6,000,000	6,668,280
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/37	2,500,000	2,744,750
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A,
5.00%, 4/01/48	7,825,000	7,994,333
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	8,914,700
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41	16,750,000	18,240,750
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	40,000,000	41,857,600
North Harris County Regional Water Authority Revenue,
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000	27,387,180
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000	25,381,500
senior lien, Refunding, 4.00%, 12/15/41	20,000,000	20,734,200
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,311,405
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000	10,437,771
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,199,750
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,223,425
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000	2,054,400

|24

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21,
6.75% thereafter, 9/01/45	$25,000,000	$29,893,750
System, first tier, Refunding, Series A, 5.00%, 1/01/39	10,000,000	11,214,400
System, first tier, Refunding, Series A, 5.00%, 1/01/39	8,000,000	9,106,480
System, first tier, Refunding, Series A, 5.00%, 1/01/43	40,000,000	45,324,400
System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000	37,786,325
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000	15,289,200
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,146,400
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,091,100
System, second tier, Refunding, Series B, 5.00%, 1/01/43	20,000,000	22,355,000
System, second tier, Refunding, Series B, 5.00%, 1/01/48	18,500,000	20,606,595
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%,
2/15/39	12,530,000	12,804,658
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	14,095,340
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	11,070,162
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project,
Refunding, 5.00%, 6/01/46	2,250,000	2,420,235
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement and
Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,304,550
San Antonio Electric and Gas Systems Revenue,
junior lien, 5.00%, 2/01/38	10,000,000	10,990,100
Refunding, 5.00%, 2/01/47	17,500,000	19,975,200
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention
Center Refinancing and Expansion Project, 4.00%, 9/15/42.	36,500,000	37,095,315
San Antonio Water System Revenue,
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/43	6,000,000	6,906,420
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/48	10,000,000	11,438,400
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,177,450
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,100,830
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33.	6,300,000	6,890,751
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,283,800
Sherman ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/45	11,000,000	12,674,640
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38.	24,380,000	27,089,837
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,043,300
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,833,533
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System,
Series A, 5.00%, 11/15/52	5,000,000	5,455,600
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	3,040,000	3,406,107
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,535,000	2,840,290
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,915,500
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	555,265
Texas State GO,
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,856,500
Transportation Commission Highway Improvement, 5.00%, 4/01/39.	40,000,000	44,756,000
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,215,460
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,043,305

|25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	$16,000,000	$17,347,040
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,478,696
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,038,500
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	16,257,000
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	10,792,700
Texas State Water Development Board Revenue, State Water Implementation, Master Trust, Series A,
4.00%, 10/15/42.	50,000,000	51,831,000
West Travis County Public Utility Agency Revenue, Refunding, BAM Insured, 4.00%, 8/15/41	5,000,000	5,137,500
Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000	17,001,900
		1,569,351,860
Utah 1.1%
Central Utah Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/37	2,600,000	2,740,712
Refunding, Series B, 4.00%, 10/01/38	10,000,000	10,525,000
Jordan Valley Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/41	6,000,000	6,199,920
Series B, Pre-Refunded, 5.00%, 10/01/41.	15,000,000	16,271,250
Salt Lake City Airport Revenue, Series A, 5.00%, 7/01/42	15,000,000	16,807,350
State Board of Regents University of Utah Revenue,
General, Refunding, Series A, 5.00%, 8/01/44	12,240,000	14,134,997
General, Series A, Pre-Refunded, 5.00%, 8/01/43	21,975,000	25,106,657
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded,
5.25%, 12/01/27.	9,735,000	10,188,846
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	10,000,000	11,264,300
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,975,400
		121,214,432
Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,386,300
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	28,246,565
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,552,950
		44,185,815
Virginia 0.6%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42.	8,000,000	8,502,720
Hampton Roads Sanitation District Wastewater Revenue, Subordinate, Series A, 5.00%, 10/01/47	14,575,000	16,681,233
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien,
Series A, 5.00%, 7/01/42.	25,000,000	29,029,000
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	7,380,000	8,140,731
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	4,975,000	5,577,522
		67,931,206
Washington 2.3%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,278,012
Washington State District Project, 5.50%, 6/01/39	16,250,000	16,704,675
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	10,156,800
King County Sewer Revenue,
Pre-Refunded, 5.00%, 1/01/32	7,085,000	7,527,458
Refunding, 5.00%, 7/01/49	12,000,000	13,713,360

|26

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	$5,000	$5,015
Port of Seattle Revenue, intermediate lien, Series A, 5.00%, 5/01/43	15,500,000	17,312,415
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000	23,378,708
Improvement and Refunding, Series C, 4.00%, 9/01/40	10,650,000	11,077,811
University of Washington Revenues, 5.00%, 4/01/48	29,450,000	33,599,505
Washington Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,231,650
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47.	10,000,000	10,970,200
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	7,796,700
MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41.	25,000,000	25,456,750
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000	3,135,720
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,132,468
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41.	10,000,000	10,958,300
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	16,684,350
Washington State GO, Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%,
6/01/33	5,000,000	5,387,700
Washington State Health Care Facilities Authority Revenue, Overlake Hospital Medical Center, Series
A, 5.00%, 7/01/42.	5,000,000	5,537,750
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29	3,000,000	3,128,580
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,291,600
		257,465,527
West Virginia 0.8%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured,
5.00%, 6/01/36.	1,000,000	1,122,290
West Virginia EDA Lottery Revenue, Series A, Pre-Refunded, 5.00%, 6/15/35.	9,415,000	9,993,081
West Virginia Hospital Finance Authority Revenue,
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/42	7,000,000	7,735,350
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/47	5,000,000	5,505,400
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/52	15,000,000	16,567,950
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	10,296,300
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44 .	21,800,000	24,210,208
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/36	5,000,000	5,517,150
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/45	5,435,000	5,944,694
		86,892,423
Wisconsin 1.3%
Monroe RDAR, The Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39	11,790,000	12,079,916
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series
E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,411,480
Wisconsin Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,045,443
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,648,306
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,118,161
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,567,980
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	972,808

|27

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority Revenue, (continued)
Marquette University, Series B-3, 5.00%, 10/01/30.	$1,570,000	$1,636,945
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	606,697
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,830,552
Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000	41,045,748
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,206,050
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	25,290,000	26,149,102
Series A, Pre-Refunded, 6.00%, 5/01/36	20,000,000	20,679,400
Wisconsin State Health and Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin,
Refunding, 4.00%, 8/15/42	15,000,000	15,377,550
		140,376,138
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39.	5,500,000	5,701,080
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%,
1/01/42	7,000,000	7,824,250
		13,525,330
U.S. Territories 0.2%
Puerto Rico 0.2%
[c] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	11,591,563
Series XX, 5.25%, 7/01/40	15,000,000	9,187,500
		20,779,063
Total Municipal Bonds before Short Term Investments
(Cost $10,541,114,263)		11,041,688,922

Short Term Investments 0.0%†

Municipal Bonds 0.0%†
New York 0.0%†
[d] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-1, SPA JPMorgan
Chase Bank, Daily VRDN and Put, 1.50%, 6/15/50	200,000	200,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-3, SPA Toronto
Dominion Bank, Daily VRDN and Put, 1.45%, 6/15/49	2,500,000	2,500,000
[d] Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding,
Series C, LOC State Street Bank B&T CO, Weekly VRDN and Put, 1.52%, 1/01/32	4,400,000	4,400,000
Total Short Term Investments (Cost $7,100,000)		7,100,000
Total Investments (Cost $10,548,214,263) 99.0%		11,048,788,922
Other Assets, less Liabilities 1.0%		108,105,441
Net Assets 100.0%		$11,156,894,363

|28

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 32.

†Rounds to less than 0.1% of net assets.
aThe maturity date shown represents the mandatory put date.
bSecurity purchased on a when-issued basis.
cDefaulted security or security for which income has been deemed uncollectible.
dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

|30

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.	IDAR	Industrial Development Authority Revenue
AMBAC	American Municipal Bond Assurance Corp.	IDB	Industrial Development Bond/Board
BAM	Build America Mutual Assurance Co.	IDC	Industrial Development Corp.
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CDA	Community Development Authority/Agency	LOC	Letter of Credit
COP	Certificate of Participation	MFH	Multi-Family Housing
EDA	Economic Development Authority	MFMR	Multi-Family Mortgage Revenue
EDC	Economic Development Corp.	MTA	Metropolitan Transit Authority
ETM	Escrow to Maturity	NATL	National Public Financial Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.	PCC	Pollution Control Corp.
FHLMC	Federal Home Loan Mortgage Corp.	PCR	Pollution Control Revenue
FICO	Financing Corp.	PSF	Permanent School Fund
GARB	General Airport Revenue Bonds	RDA	Redevelopment Agency/Authority
GO	General Obligation	RDAR	Redevelopment Agency Revenue
HFA	Housing Finance Authority/Agency	SPA	Standby Purchase Agreement
HFAR	Housing Finance Authority Revenue	UHSD	Unified/Union High School District
IDA	Industrial Development Authority/Agency	USD	Unified/Union School District

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|32

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date September 27, 2018

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date September 27, 2018